Fair Value Measurements - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016	Dec. 27, 2014	Jun. 01, 2016
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset impairment charges		$ 1,000	$ 2,000
Net carrying value of debt	$ 3,831,350	$ 4,733,136	4,698,592
Contingent consideration in the event of certain operating results are achieved, period	1 year
Debt instrument, maturity date		Mar. 31, 2017
US Foods, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total debt fair value debt	$ 3,900,000	$ 4,800,000	4,800,000
Net carrying value of debt	3,800,000	4,700,000	4,700,000
Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying value of debt	$ 592,577	$ 1,334,835	1,332,561
Interest rate on debt instrument	5.88%	8.50%		8.50%
Debt instrument, maturity date	Jun. 15, 2024	Jun. 30, 2019
Old Senior Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Net carrying value of debt		$ 1,334,835
Level 2 [Member] | Senior Notes [Member] | US Foods, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Senior Notes	$ 600,000
Level 2 [Member] | Old Senior Notes [Member] | US Foods, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of Senior Notes		$ 1,400,000	$ 1,400,000
Money Market Funds [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Money market fund maturity period	Three or fewer months	Three or fewer months
Unsecured Senior Notes [Member] | Level 2 [Member] | Old Senior Notes [Member] | US Foods, Inc [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate on debt instrument	5.875%
Debt instrument, maturity date	Jun. 15, 2024